Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Summary of Segment Information

Year ended December 31, 2023 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,214	5,582	48	7,844
Purchased power	—	3,652	—	3,652
Operation, maintenance and administration	499	765	90	1,354
Depreciation, amortization and asset removal costs	526	460	10	996
Income (loss) before financing charges and income tax expense	1,189	705	(52)	1,842

Capital investments	1,493	1,015	23	2,531

Year ended December 31, 2022 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,077	5,660	43	7,780
Purchased power	—	3,724	—	3,724
Operation, maintenance and administration	445	739	74	1,258
Depreciation, amortization and asset removal costs	509	448	9	966
Income (loss) before financing charges and income tax expense	1,123	749	(40)	1,832

Capital investments	1,209	899	24	2,132
Total Assets by Segment:

As at December 31 (millions of dollars)	2023	2022
Transmission	19,819	18,778
Distribution	12,696	11,893
Other	337	786
Total assets	32,852	31,457
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2023	2022
Transmission	157	157
Distribution	216	216
Total goodwill	373	373